Expense Example {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund Retail PRO-07 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Retail Class	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978